Stock-Based Compensation (Narratives) (Details 1) (USD $)	12 Months Ended			3 Months Ended	1 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Jun. 30, 2011 Employee	Jul. 31, 2014	Dec. 03, 2012
Share-based Compensation Arrangement by Share-based Payment Award
Shares authorized under existing stock based compensation plans (in shares)	274,000,000
Additional shares considered authorized under previous stock based compensation plans (in shares)	66,200,000
Unused shares available to be granted (in shares)	115,500,000
Stock-based compensation cost, unrecognized, related to non-vested awards	$ 874,000,000	$ 995,000,000
Stock-based compensation cost, unrecognized, related to non-vested awards, weighted average period of recognition	2 years 6 months
Capitalized stock-based compensation cost	0	0	0
Additional stock options and RSU outstanding in connection with acquisitions (in shares)	500,000
Additional options outstanding, weighted-average exercise price (in dollars per share)	$ 56
Treasury stock, Shares (in shares)	1,224,685,815	1,153,131,611
Stock options
Share-based Compensation Arrangement by Share-based Payment Award
Vesting period	4 years
Contractual term	10 years
Total intrinsic value of options exercised	323,000,000	614,000,000	1,005,000,000
Cash received from exercises of stock options	364,000,000	505,000,000	785,000,000
Tax benefit from exercise of stock options	107,000,000	199,000,000	341,000,000
Stock options | Annual tranche
Share-based Compensation Arrangement by Share-based Payment Award
Percentage of awards vested per year (as a percent)	25.00%
Restricted Stock Units
Share-based Compensation Arrangement by Share-based Payment Award
Remaining weighted-average contractual term	3 years
Fair value of stock units granted	434,000,000	481,000,000	486,000,000
Fair value of stock units vested and released	378,000,000	386,000,000	509,000,000
Stock-based compensation cost, unrecognized, related to non-vested awards	754,000,000	871,000,000	938,000,000
Fair value of stock units granted per non-executive employee, second quarter 2011				1,000
Number of non-executive employees to receive equity award grant, second quarter 2011				400,000
Cash received from exercises of stock options	0	0	0
Restricted Stock Units | Minimum
Share-based Compensation Arrangement by Share-based Payment Award
Vesting period	1 year
Restricted Stock Units | Maximum
Share-based Compensation Arrangement by Share-based Payment Award
Vesting period	5 years
Performance Share Units
Share-based Compensation Arrangement by Share-based Payment Award
Vesting period	3 years
Fair value of stock units granted	257,000,000	170,000,000	186,000,000
Fair value of stock units vested and released	161,000,000	156,000,000	203,000,000
RSUs and PSUs
Share-based Compensation Arrangement by Share-based Payment Award
Income tax benefits	222,000,000	312,000,000	454,000,000
Employee Stock Purchase Plan
Share-based Compensation Arrangement by Share-based Payment Award
Discount on purchase of common stock (as a percent)	5.00%
Maximum percentage of payroll deductions on eligible compensation (as a percent)	10.00%
Maximum stock purchases by employees, value	$ 25,000
Maximum stock purchases by employees (in shares)	1,000
Employees purchased shares under the ESPP (in shares)	1,300,000	1,500,000	1,600,000
Shares available for purchase under the ESPP (in shares)	24,400,000	2,300,000				3,800,000
Employee Stock Purchase Plan | 2014 ESPP Reserve
Share-based Compensation Arrangement by Share-based Payment Award
Additional shares of authorized common stock that was reserved and approved for issuance under the ESPP (in shares)					25,000,000